Personnel expenses - Disclosure of Detailed Information about Employee Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Expenses [Abstract]
Salaries	SFr (27,737)	SFr (25,909)	SFr (23,525)
Share-based compensation (non-cash effective)	(5,088)	(4,085)	(2,932)
Pension costs	(3,192)	(3,059)	(3,080)
Social security costs	(2,399)	(2,535)	(2,393)
Other personnel expenses	(1,473)	(663)	(1,704)
Personnel expenses	SFr (39,889)	SFr (36,251)	SFr (33,634)